CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 63,641	$ (75,053)	$ 41,004
Other comprehensive income (loss), net of tax:
Foreign currency translation	4,805	1,289	2,379
Net unrealized gain (loss) on available-for-sale investments, net of income taxes of $nil for the years ended December 31, 2011, 2012 and 2013, respectively	183,932	32,374	(8,873)
Transfer to statements of operations of realized gain on available-for-sale securities, net of income taxes of $nil for the years ended December 31, 2011, 2012 and 2013, respectively	(55,768)	(1,283)	(32,818)
Transfer to statements of operations as a result of other-then-temporary impairment of short-term investments	(2,098)
Other comprehensive income (loss)	135,067	32,380	(39,312)
Comprehensive income (loss)	198,708	(42,673)	1,692
Less: Comprehensive loss attributable to noncontrolling interest	92	27	242
Comprehensive income (loss) attributable to Renren Inc.	$ 198,800	$ (42,700)	$ 1,450